OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year, before tax	¥ (1,314)	¥ (3,813)	¥ 2,881
Effective portion of changes in fair value of hedging instruments recognized during the year, tax effect	240	652	(405)
Effective portion of changes in fair value of hedging instruments recognized during the year, net of tax	(1,074)	(3,161)	2,476
Amounts transferred to initial carrying amount of hedged items, before tax	(4)	13	(1,354)
Amounts transferred to initial carrying amount of hedged items, tax effect	1	(2)	223
Amounts transferred to initial carrying amount of hedged items, net of tax	(3)	11	(1,131)
Amounts transferred to the consolidated statement of income, cash flow hedge, before tax	(575)	6,279	2,273
Amounts transferred to the consolidated statement of income, cash flow hedge, tax effect	72	(1,115)	(455)
Amounts transferred to the consolidated statement of income, cash flow hedge, net of tax	(503)	5,164	1,818
Cash flow hedges, before tax	(1,893)	2,479	3,800
Cash flow hedges, tax effect	313	(465)	(637)
Cash flow hedges, net of tax	(1,580)	2,014	3,163
Available-for-sale securities:
Changes in fair value recognized during the year, before tax	(57)	(17)	66
Changes in fair value recognized during the year, tax effect		(7)	(4)
Changes in fair value recognized during the year, net of tax	(57)	(24)	62
Available-for-sale securities, before tax	(57)	(17)	66
Available-for-sale securities, tax effect		(7)	(4)
Available-for-sale securities, net of tax	(57)	(24)	62
Share of other comprehensive (loss)/profit of associates and joint ventures, before tax	1,053	45	(5,356)
Share of other comprehensive (loss)/profit of associates and joint ventures, net of tax	1,053	45	(5,356)
Foreign currency translation differences, before tax	(3,792)	4,298	2,268
Foreign currency translation differences, net of tax	(3,792)	4,298	2,268
Other comprehensive income, before tax	(4,689)	6,805	778
Other comprehensive income, tax effect	313	(472)	(641)
Total other comprehensive income	¥ (4,376)	¥ 6,333	¥ 137